SHARE CAPITAL - COMMON SHARES (Details) - CAD CAD / shares in Units, shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Capital
Common shares par value (in Canadian dollars per share)	CAD 0
Common Shares
Balance at beginning of period, Number of Shares	868
Balance at end of period, Number of Shares	943	868
Gross proceeds	CAD 2,260	CAD 57	CAD 478
Common shares
Common Shares
Balance at beginning of period, Number of Shares	868	852	831
Balance at beginning of period, Amount	CAD 7,391	CAD 6,669	CAD 5,744
Common shares issued, Number of Shares	56		9
Common shares issued, Amount	CAD 2,241		CAD 446
Dividend Reinvestment and Share Purchase Plan, Number of Shares	16	12	9
Dividend Reinvestment and Share Purchase Plan, Amount	CAD 795	CAD 646	CAD 428
Shares issued on exercise of stock options, Number of Shares	3	4	3
Shares issued on exercise of stock options, Amount	CAD 65	CAD 76	CAD 51
Balance at end of period, Number of Shares	943	868	852
Balance at end of period, Amount	CAD 10,492	CAD 7,391	CAD 6,669
Gross proceeds	2,300	0	460
Issuance costs	CAD 59	CAD 0	CAD 14